Share-based compensation (Tables)	3 Months Ended
Mar. 31, 2025
Share based compensation [abstract]
Schedule of number of share options outstanding
	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	42,456	6.97
Granted	57,692	9.46
Exercised	(12,500)	5.25
Outstanding as at March 31, 2025	87,648	8.85
Exercisable as at March 31, 2025	83,481	9.01

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2023	37,856	101.40
Granted	12,308	97.50
Expired	(77)	243.75
Outstanding as at March 31, 2024	50,087	100.10
Exercisable as at March 31, 2024	40,056	100.75

Schedule of fair values of options granted using the Black-Scholes option pricing model
	2025	2024
Grant date share price	C$6.64-C$9.92	C$72.15-C$78.00
Exercise price	C$6.60-C$9.90	C$97.50
Expected dividend yield	—	—
Risk free interest rate	2.60%-2.61%	3.98% - 4.20%
Expected life	2 years	2 years
Expected volatility	132%-136%	66%

Schedule of company’s share options outstanding
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
154.39	228	0.91	154.39	228
156.55	228	0.98	156.55	228
5.60	12,500	1.44	5.60	8,333
5.25	17,000	1.49	5.25	17,000
6.60	7,692	1.93	6.60	7,692
9.90	50,000	1.99	9.90	50,000
8.85	87,648	1.80	9.01	83,481

Schedule of fair values of PSUs granted using the Black-Scholes option pricing model
Number of RSUs
#
Outstanding as at December 31, 2024	32,690
Granted	-
Converted to common shares	-
Outstanding as at March 31, 2025	32,690

Number of RSUs
#
Outstanding as at December 31, 2023	—
Granted	846
Converted to common shares	(846)
Outstanding as at March 31, 2024	—

Schedule of share-based compensation
	2025	2024
	$	$
Share options	257,309	57,743
RSUs	33,963	—
	291,272	57,743